Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross amount:
Beginning balance	$ 344,630	$ 29,509
Goodwill acquired in acquisitions of business	24,410	316,492
Goodwill in relation to disposal of subsidiaries	(34,065)	0
Exchange rate differences	(14,136)	(1,371)
Ending balance	320,839	344,630	$ 29,509
Accumulated impairment loss:
Beginning balance	0	0
Impairment	(7,871)	0
Ending balance	(7,871)	0	0
Goodwill, net	312,968	344,630
Impairment loss of goodwill	$ 7,871	$ 0	$ 0